Accounting policies - Additional Information (Details)	Dec. 31, 2020
Disclosure of accounting policies [Line Items]
Percentage of interest rate on accumulated severance amount	12.00%
Bottom of range [member]
Disclosure of accounting policies [Line Items]
Percentage of voting equity interests acquired	20.00%
Top of range [member]
Disclosure of accounting policies [Line Items]
Percentage of voting equity interests acquired	50.00%